Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive income (loss), net of tax
Amortization of unrealized pension and postretirement gain (loss), tax	$ 57	$ 136	$ 435
Unrealized gain (loss) on investments, tax	0	351	31
Unrealized loss on derivative instruments, tax	$ 233	$ 377	$ 204